Trade and other payables	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Trade and other payables	14. Trade and other payables

	June 30, 2023	December 31, 2022
	€	€
Trade payables	4,648,105	5,979,168
Tax and social security liabilities	629,511	705,912
	5,277,616	6,685,080